Goodwill and Other Intangible Assets - Schedule of Change in Net Carrying Amount of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance, beginning of period	$ 2,004,538	$ 1,830,661
Reclassifications
Acquisitions and dispositions		155,413
Translation	(26,067)	18,464
Other	(4,863)
Balance, end of period	1,973,608	2,004,538
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	407,045	268,466
Reclassifications	88,852
Acquisitions and dispositions		138,579
Translation
Other
Balance, end of period	495,897	407,045
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	805,416	790,441
Reclassifications
Acquisitions and dispositions		(3,489)
Translation	(26,067)	18,464
Other	(4,863)
Balance, end of period	774,486	805,416
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	703,225	682,902
Reclassifications
Acquisitions and dispositions		20,323
Translation
Other
Balance, end of period	703,225	703,225
All Other [Member]
Goodwill [Line Items]
Balance, beginning of period	88,852	88,852
Reclassifications	(88,852)
Acquisitions and dispositions
Translation
Other
Balance, end of period		$ 88,852